SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of derivative liabilities are recognized at fair value on a recurring basis

The following table summarizes changes in fair value measurements of the Derivative Liability during the twelve months ended September 30, 2021:

	Quoted Prices in		Significant
	Active Markets	Significant Other	Unobservable
	For Identical Items	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Derivative liabilities	—	—	1,058,633	1,058,633
Total	$—	$—	$1,058,633	$1,058,633

Schedule of changes in fair value measurements of the Derivative Liability

The following table summarizes changes in fair value measurements of the Derivative Liability during the six months ended March 31, 2022:

Balance as of September 30, 2021	$1,058,633
Derivative liability issued with convertible debentures	—
Change in fair value	(146,313)
Balance as of March 31, 2022	$912,320

The following table summarizes the unobservable inputs used in the valuation of the derivatives during the six months ended March 31, 2022:

Expected term	0.67 - 1.75 years
Discount rate	7.12% - 11.80%
Volatility	75% - 110.0%

The following table summarizes changes in fair value measurements of the Derivative Liability during the twelve months ended September 30, 2021:

Balance as of September 30, 2020	$—
Derivative liability issued with convertible debentures	1,217,650
Change in fair value	(159,017)
Balance as of September 30, 2021	$1,058,633

Schedule of unobservable inputs used in the valuation of the derivatives

Expected term	1.17 – 2 years
Discount rate	7.12% – 11.09%
Volatility	90% – 110.0%

Schedule of weighted average diluted shares

The following securities are excluded from the calculation of weighted average diluted shares at March 31, 2021, and September 30, 2021, respectively, because their inclusion would have been anti-dilutive.

	March 31,	September 30,
	2022	2021
Options to purchase common stock	18,406,306	17,833,356
Warrants to purchase common stock	15,652,025	15,464,700
Series A preferred stock	—	3,066,700
Series B preferred stock	—	20,000,000
Convertible debentures	4,922,121	7,079,622
Total common stock equivalents	38,980,452	63,444,378

The following securities are excluded from the calculation of weighted average diluted shares at September 30, 2021, and September 30, 2020, respectively, because their inclusion would have been anti-dilutive.

	September 30,	September 30,
	2021	2020
Options to purchase common stock	17,833,356	8,312,306
Warrants to purchase common stock	15,464,700	8,217,376
Series A preferred stock	—	3,066,700
Series B preferred stock	20,000,000	20,000,000
Convertible debentures	5,815,323	6,908,637
Total common stock equivalents	59,113,379	46,505,019